Shareholders' equity - Stock-based payments - Assumptions & Options (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Stock-based payments
Capitalized to royalty, stream and working interest, net	$ 0.3	$ 0.1
Stock options
Stock-based payments
Expenses related to stock options	$ 1.2	$ 1.6